Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,868,694)	$ (5,984,706)	$ (32,390,447)	$ (27,649,876)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	24,573	339,451	1,402,018	3,131,368
Depreciation expense	142,932	109,896	435,027	428,977
Amortization of intangible assets	833	26,750	107,556	107,000
Amortization of debt discount	635,710		2,821,629	1,533,048
Impairment on notes receivable				543,938
Disposal of fixed assets				6,976
Gain on note exchange agreement	208,670		(51,712)
Changes in operating assets and liabilities:
Accounts receivable	(18,718)	198,940	119,635	(438,117)
Prepaid expenses	(239,494)	(51,533)	279,479	(36,767)
Deposits	(26,086)	(54,940)	248,956	23,884
Inventory	122,734	186,563	204,591	(455,396)
Accounts payable and accrued expenses	1,343,946	1,277,788	6,646,457	412,959
Settlement liability			1,600,000
Net cash used in operating activities	(5,960,931)	(3,951,791)	(18,576,811)	(22,392,006)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation from asset purchase	6,712,663
Loss on note exchange agreement	208,670
CASH FLOWS FROM FINANCING ACTIVITIES:
New principal from extension of notes, net of debt discount	451,974
Advance on private placement	600,000
Cash from subscription receivable	5,444,628
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(5,049)	(14,407)	(367,079)
Tenant improvement allowance receivable				125,161
Net cash used in investing activities		(5,049)	(14,407)	(241,918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes - related party	467,000		1,062,523	80,000
Proceeds from notes and convertible notes payable, net of offering costs	1,269,950	1,245,853	7,903,445	2,795,000
Repayments of note payable - related party	(375,000)		(687,523)	(80,000)
Repayments of note payable	(1,906,052)		(3,152,488)	(3,206,887)
Exercise of warrants, modification of warrants, and issuance of warrants			1,000	1,109,574
Payments on financing on fixed asset		(262,160)	(262,160)	(400,491)
Net cash provided by financing activities	5,952,500	1,490,709	15,919,680	17,530,503
Common stock and warrants issued for cash, net of issuance costs		507,016	11,054,883	17,233,307
NET INCREASE (DECREASE) IN CASH	(8,431)	(2,466,131)	(2,671,538)	(5,103,421)
CASH AT BEGINNING OF YEAR	97,102	2,768,640	2,768,640	7,872,061
CASH AT END OF YEAR	88,671	302,509	97,102	2,768,640
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest expense	622,762	193,175	2,726,020	753,038
Issuance of shares in asset purchase	266,448
Shares issued for settlement	1,600,000
Return of notes payable from Evofem merger agreement	11,174,426
Accrued interest rolled into notes payable	$ 538,223
Issuance of shares for the settlement of accounts payable				80,000
Debt discount from warrants issued with convertible note payable				878,622
Debt discount from shares issued as inducement for note payable				146,522
Shares issued for debt offering costs			354,838	96,030
Warrant modification			319,871	37,677
Deferred issuance costs				50,000
Issuance of shares of Pearsanta Common Stock for IP			10,000
Assumption of notes payable from Evofem merger agreement			11,173,750
Series A-1 Preferred shares issued for exchange agreement			22,277,233
Accrued intertest rolled into notes payable			701,315
Series B-2 Preferred shares issued in note exchange agreement			2,686,306
Series B Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Preferred shares to related party				20,000
Redemption of Preferred shares to related party				(20,000)
Series C Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of Preferred shares to related party			1,000
Redemption of Preferred shares to related party			$ (1,000)